ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 4.4%
6,616	Boeing Company (The)(a)	$ 1,347,812
3,304	Lockheed Martin Corporation, B	1,414,904
		2,762,716
	AUTOMOTIVE - 2.5%
126,569	Ford Motor Company	1,574,518

	BANKING - 2.6%
8,807	JPMorgan Chase & Company	1,638,630

	BIOTECH & PHARMA - 7.5%
2,420	Eli Lilly & Company	1,823,906
9,379	Johnson & Johnson	1,513,583
51,218	Pfizer, Inc.	1,360,350
		4,697,839
	CABLE & SATELLITE - 2.4%
34,645	Comcast Corporation, Class A	1,484,538

	CHEMICALS - 2.3%
27,180	Nutrien Ltd.	1,419,883

	COMMERCIAL SUPPORT SERVICES - 2.8%
8,500	Waste Management, Inc.	1,748,025

	DIVERSIFIED INDUSTRIALS - 2.0%
13,917	3M Company	1,282,034

	E-COMMERCE DISCRETIONARY - 2.9%
10,161	Amazon.com, Inc.(a)	1,796,058

	ELECTRIC UTILITIES - 2.2%
15,243	Duke Energy Corporation	1,399,764

ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	GAS & WATER UTILITIES - 2.2%
11,388	American Water Works Company, Inc.	$ 1,349,934

	HEALTH CARE FACILITIES & SERVICES - 4.4%
18,778	CVS Health Corporation	1,396,520
2,824	UnitedHealth Group, Inc.	1,393,926
		2,790,446
	HOME CONSTRUCTION - 2.8%
22,677	Masco Corporation	1,740,687

	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
7,571	CME Group, Inc.	1,668,270

	INSURANCE - 5.3%
4,113	Berkshire Hathaway, Inc., Class B(a)	1,683,862
6,698	Chubb Ltd.	1,685,686
		3,369,548
	INTERNET MEDIA & SERVICES - 5.7%
10,912	Alphabet, Inc., Class A(a)	1,510,876
4,224	Meta Platforms, Inc., A	2,070,309
		3,581,185
	OIL & GAS PRODUCERS - 7.6%
56,573	Enterprise Products Partners, L.P.	1,552,929
15,012	Exxon Mobil Corporation	1,569,054
9,696	Marathon Petroleum Corporation	1,640,854
		4,762,837
	RETAIL - CONSUMER STAPLES - 2.7%
2,290	Costco Wholesale Corporation	1,703,508

	RETAIL - DISCRETIONARY - 2.6%
4,354	Home Depot, Inc. (The)	1,657,176

	SEMICONDUCTORS - 2.1%
31,270	Intel Corporation	1,346,174

ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SOFTWARE - 7.8%
4,043	Microsoft Corporation	$ 1,672,346
14,476	Oracle Corporation	1,616,680
5,233	Palo Alto Networks, Inc.(a)	1,625,108
		4,914,134
	TECHNOLOGY HARDWARE - 2.4%
8,165	Apple, Inc.	1,475,824

	TECHNOLOGY SERVICES - 7.9%
6,399	Automatic Data Processing, Inc.	1,606,981
9,402	International Business Machines Corporation	1,739,653
5,771	Visa, Inc., Class A	1,631,115
		4,977,749
	TELECOMMUNICATIONS - 2.4%
37,781	Verizon Communications, Inc.	1,511,995

	TRANSPORTATION & LOGISTICS - 4.9%
36,393	Delta Air Lines, Inc.	1,538,333
6,095	FedEx Corporation	1,517,472
		3,055,805
	WHOLESALE - CONSUMER STAPLES - 4.4%
21,320	Archer-Daniels-Midland Company	1,132,305
20,037	Sysco Corporation	1,622,396
		2,754,701

	TOTAL COMMON STOCKS (Cost $55,106,556)	62,463,978

	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
137,893	First American Government Obligations Fund Class X, 5.20% (Cost $137,893)(b)	137,893

	TOTAL INVESTMENTS - 99.7% (Cost $55,244,449)	$ 62,601,871
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	172,460
	NET ASSETS - 100.0%	$ 62,774,331

ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

LTD	- Limited Company
(a)	Non income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 29, 2024.